Investment in Equity Accounted Joint Ventures and Advances to Joint Venture	6 Months Ended
Jun. 30, 2015
Equity Method Investments and Joint Ventures [Abstract]
Investment in Equity Accounted Joint Ventures and Advances to Joint Venture
14.	Investment in Equity Accounted Joint Ventures and Advances to Joint Venture

In October 2014, the Partnership sold a 1995-built shuttle tanker, the Navion Norvegia, to the OOG-TK Libra GmbH & Co KG (or Libra Joint Venture), a 50/50 joint venture with Odebrecht. The vessel is committed to a new FPSO unit conversion for the Libra field. The FPSO unit is scheduled to commence operations in early-2017 (see note 9e). In conjunction with the conversion project, the Libra Joint Venture entered into a $248 million loan facility. The interest payments of the loan facility are based on LIBOR, plus margins which range between 2.00% to 2.65%. The final payment under the loan facility is due October 2015. The Partnership has guaranteed its 50% share of the loan facility.

In June 2013, the Partnership acquired Teekay Corporation’s 50% interest in OOG-TKP FPSO GmbH & Co KG, a joint venture with Odebrecht, which owns the Itajai FPSO unit (see note 6g). As at December 31, 2014, the Partnership advanced $5.2 million to the joint venture, which was repaid during the six months ended June 30, 2015.